UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21365

Seligman LaSalle International Real Estate Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SLS
LISTED
NYSE

Seligman LaSalle
International Real Estate Fund, Inc.

Mid-Year Report
June 30, 2007

Seeking Long-Term
Capital Appreciation and,
Secondly, Current Income

J. & W. Seligman & Co.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix™ asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Stockholders	1
Performance and Portfolio Overview	2
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Dividend Investment Plan	17
Board of Directors	19
Executive Officers	20
Additional Fund Information	22

The first stockholder report for Seligman LaSalle International Real Estate Fund, Inc. follows this letter. The report contains the Fund’s investment results, portfolio of investments, and financial statements for the period beginning with the Fund’s inception through June 30, 2007.

Since inception through June 30, 2007, Seligman LaSalle International Real Estate Fund delivered a total return of –8.7%, based on net asset value, and 0.0%, based on market price.

Public real estate securities markets have performed poorly in recent months. Despite the short-term performance of the Fund, our outlook for the real estate securities market remains positive. We are highly confident that the Fund’s subadvisers, LaSalle Investment Management (Securities), L.P. and LaSalle Investment Management Securities B.V., have the ability not only to navigate the Fund through this current challenging period for real estate securities, but to identify and take advantage of buying opportunities as they present themselves.

We thank you for your support of Seligman LaSalle International Real Estate Fund.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President

August 17, 2007

Manager	Subadvisers	Important Telephone Numbers
J. & W. Seligman & Co.
Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

Stockholder Service Agent
American Stock Transfer
& Trust Company

Mail Inquiries To:
59 Maiden Lane
New York, NY 10038
Attn.: Herbert J. Lemmer
	LaSalle Investment Management (Securities), L.P. 100 East Pratt Street Baltimore, MD 21202 LaSalle Investment Management Securities B.V. Herengracht 471 1017 BS Amsterdam, The Netherlands	(718) 921-8124 (800) 937-5449	Stockholder Services 24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman LaSalle International Real Estate Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end.

Returns reflect changes in the market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results

Total Returns*
For the period from Inception to June 30, 2007
Market Price	— ††
Net Asset Value:†
With Sales Charge	(12.84)%
Without Sales Charge	(8.73)
Price per Share
	6/30/07	Inception††
Market Price	$25.00	$25.00	††
Net Asset Value	21.79	23.88	†

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectus or statement of additional information.
*	Returns for periods of less than one year are not annualized.
†	Net asset value total return and price at inception are from the opening of business on May 30, 2007. The returns are calculated with and without the effect of the initial 4.50% maximum sales charge.
††	Market price total return and price at inception are from the initial offering price.

Performance and Portfolio Overview

Country Allocation
June 30, 2007

	Issues	Value	Percent of Net Assets
Common Stocks and Rights:
United States	14	$34,668,983	17.9
Austria	1	2,548,365	1.3
Finland	1	934,109	0.5
France	3	22,819,190	11.8
Germany	1	5,014,698	2.6
Italy	2	3,764,967	1.9
Luxembourg	1	1,332,150	0.7
Netherlands	1	1,439,924	0.7
Norway	1	2,685,923	1.4
Sweden	2	5,290,481	2.7
Continental Europe	13	45,829,807	23.6
United Kingdom	11	41,955,790	21.6
Australia	5	25,975,385	13.4
Japan	9	19,244,702	9.9
Hong Kong	3	10,756,457	5.6
Singapore	2	3,740,689	1.9
Pacific	5	14,497,146	7.5
Canada	4	9,476,949	4.9
	61	191,648,762	98.8
Short-Term Holding and Other Assets Less Liabilities	1	2,409,966	1.2
Total	62	$194,058,728	100.0

Largest Sectors
June 30, 2007

Performance and Portfolio Overview

Largest Portfolio Holdings†
June 30, 2007

Security	Value	Percent of Net Assets
Westfield Group	$16,354,803	8.4
Unibail	16,226,898	8.4
British Land	11,122,310	5.7
Land Securities Group	11,053,482	5.7
The Link Real Estate Investment Trust	6,083,064	3.1
Mitsui Fudosan	5,612,447	2.9
Derwent London	5,231,165	2.7
IVG Immobilien	5,014,698	2.6
Hammerson	4,288,051	2.2
Klepierre	4,225,441	2.2

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

†	Excludes short-term holdings.

Portfolio of Investments  (unaudited)
June 30, 2007

	Shares or Rights		Value
Common Stocks and Rights 98.8%
Australia 13.4%
ING Industrial Fund (Industrial)	1,205,800	shs.	$2,383,031
Macquarie CountryWide Trust (Retail)	2,418,600		4,134,786
Mirvac Group (Diversified)	646,000		3,102,765
Westfield Group (Retail)	969,000		16,333,002
Westfield Group (Rights)* (Retail)	84,260	rts.	21,801
			25,975,385
Austria 1.3%
Immoeast (Office)	180,231	shs.	2,548,365
Canada 4.9%
Canadian Real Estate Investment Trust (Diversified)	143,300		3,918,638
InnVest Real Estate Investment Trust (Hotels)	66,400		762,953
Morguard Real Estate Investment Trust (Retail)	61,700		807,993
RioCan Real Estate Investment Trust (Retail)	179,600		3,987,365
			9,476,949
Finland 0.5%
Technopolis (Office)	99,515		934,109
France 11.8%
Gecina (Office)	14,160		2,366,851
Klepierre (Retail)	25,030		4,225,441
Unibail (Diversified)	63,532		16,226,898
			22,819,190
Germany 2.6%
IVG Immobilien (Diversified)	128,924		5,014,698
Hong Kong 5.6%
Hopson Development Holdings (Residential)	464,000		1,302,382
Hysan Development (Diversified)	1,267,000		3,371,011
The Link Real Estate Investment Trust (Retail)	2,749,000		6,083,064
			10,756,457
Italy 1.9%
Immobiliare Grande Distribuzione (Retail)	438,132		1,789,014
Risanamento (Diversified)	268,868		1,975,953
			3,764,967

See footnotes on page 7.

Portfolio of Investments  (unaudited)
June 30, 2007

	Shares	Value
Japan 9.9%
DA Office Investment (Office)	159	$1,041,966
Japan Logistics Fund (Industrial)	158	1,471,245
Kenedix Realty Investment (Diversified)	355	2,653,622
Mitsubishi Estate (Office)	87,000	2,358,107
Mitsui Fudosan (Diversified)	200,000	5,612,447
Nippon Building Fund (Office)	236	3,265,701
Nippon Commercial Investment (Office)	249	1,081,692
Nippon Residential Investment (Residential)	102	590,633
NTT Urban Development (Office)	605	1,169,289
		19,244,702
Luxembourg 0.7%
Gagfah (Residential)	61,178	1,332,150
Netherlands 0.7%
Corio (Retail)	18,351	1,439,924
Norway 1.4%
Norwegian Property (Office)	215,606	2,685,923
Singapore 1.9%
Ascendas Real Estate Investment Trust (Industrial)	1,413,000	2,711,580
Mapletree Logistics Trust (Industrial)	1,109,000	1,029,109
		3,740,689
Sweden 2.7%
Castellum (Diversified)	198,900	2,400,062
Fabege (Diversified)	264,360	2,890,419
		5,290,481
United Kingdom 21.6%
Big Yellow Group (Industrial)	125,540	1,315,011
British Land (Diversified)	415,620	11,122,310
Brixton (Industrial)	235,810	2,061,467
Capital & Regional (Retail)	73,360	1,700,520
CLS Holdings* (Office)	86,817	1,018,804
Derwent London (Office)	142,835	5,231,165
Development Securities (Office)	56,058	682,704
Hammerson (Retail)	149,819	4,288,051
Land Securities Group (Diversified)	317,569	11,053,482
Local Shopping (Retail)	232,010	762,910
Unite Group (Residential)	338,250	2,719,366
		41,955,790

See footnotes on page 7.

Portfolio of Investments  (unaudited)
June 30, 2007

	Shares or Principal Amount		Value
United States 17.9%
DCT Industrial Trust (Industrial)	191,302	shs.	$2,058,410
Equity Residential (Residential)	76,064		3,470,800
General Growth Properties (Retail)	65,100		3,447,045
Glimcher Realty (Retail)	71,335		1,783,375
Hospitality Properties Trust (Hotels)	72,300		2,999,727
HRPT Properties (Office)	277,600		2,887,040
Kimco Realty (Retail)	81,705		3,110,509
Liberty Property Trust (Office)	79,969		3,513,038
Newcastle Investment (Diversified)	64,700		1,622,029
Omega Healthcare Investors (Diversified)	87,070		1,378,318
Senior Housing Properties Trust (Residential)	83,265		1,694,443
Sun Communities (Residential)	47,065		1,401,125
U-Store-It Trust (Diversified)	109,179		1,789,444
UDR (Residential)	133,600		3,513,680
			34,668,983

Total Common Stocks and Rights (Cost $208,378,664)			191,648,762

Repurchase Agreement 0.4%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $790,306, collateralized by: $825,000 Federal Home Loan Bank 4.375%, 9/17/2010 with a fair market value of $814,473 (Cost $790,000)	$790,000		790,000

Total Investments (Cost $209,168,664) 99.2%			192,438,762

Other Assets Less Liabilities 0.8%			1,619,966

Net Assets 100.0%			$194,058,728

* Non-income producing securities.
See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)
June 30, 2007

Assets:
Investments, at value:
Common stocks and rights (Cost $208,378,664)	$191,648,762
Repurchase agreement (Cost $790,000)	790,000
Total investments (Cost $209,168,664)	192,438,762
Cash denominated in foreign currencies (Cost $488,422)	492,966
Cash denominated in US dollars	580
Receivable for securities sold	16,062,625
Receivable for dividends and interest	893,790
Total Assets	209,888,723

Liabilities:
Payable for securities purchased	15,234,004
Offering costs payable	400,500
Management fee payable	162,396
Accrued expenses and other	33,095
Total Liabilities	15,829,995
Net Assets	$194,058,728

Composition of Net Assets:
Common Stock, at $0.01 par value; (100,000,000 shares authorized; 8,904,200 shares outstanding)	$89,042
Additional paid-in capital	212,053,733
Undistributed net investment income	1,109,038
Accumulated net realized loss on investments and foreign currency transactions	(2,469,036)
Net unrealized depreciation of investments and foreign currency transactions	(16,724,049)
Net Assets	$194,058,728

Net Asset Value Per Share	$21.79

Market Price Per Share	$25.00

See Notes to Financial Statements.

Statement of Operations  (unaudited)
For the Period May 30, 2007* to June 30, 2007

Investment Income:
Dividends (net of foreign taxes withheld of $95,533)	$1,159,280
Interest	159,614
Total Investment Income	1,318,894

Expenses:
Management fee	173,788
Custody and related services	12,945
Auditing and legal fees	9,401
Shareholder reports and communications	5,397
Directors’ fees and expenses	1,951
Stockholder account and registrar services	1,000
Miscellaneous	3,011
Total Expenses	207,493
Net Investment Income	1,111,401

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(2,471,399)
Net unrealized depreciation of investments and foreign currency transactions	(16,724,049)
Net Loss on Investments and Foreign Currency Transactions	(19,195,448)
Decrease in Net Assets from Operations	$(18,084,047)

* Commencement of operations.
See Notes to Financial Statements.

Statement of Changes in Net Assets (unaudited)
For the Period May 30, 2007* to June 30, 2007

Operations:
Net investment income	$1,111,401
Net realized loss on investments and foreign currency transactions	(2,471,399)
Net unrealized depreciation of investments and foreign currency transactions	(16,724,049)
Decrease in Net Asset from Operations	(18,084,047)

Capital Share Transactions:
Net proceeds from issuance of shares** — 8,900,000 shares	212,042,500
Increase in Net Assets from Capital Share Transactions	212,042,500
Increase in Net Assets	193,958,453

Net Assets:
Beginning of period	100,275
End of Period (includes undistributed net investment income of $1,109,038)	$194,058,728

*	Commencement of operations.
**	Offering costs of $445,000, incurred in connection with the initial offering, have been charged against the proceeds from issuance of shares.
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization — Seligman LaSalle International Real Estate Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end non-diversified management investment company. The Fund was incorporated under the laws of the state of Maryland on March 9, 2007, and commenced operations on May 30, 2007. The Fund had no operations prior to commencement of operations other than those relating to organizational matters and on May 17, 2007, the sale and issuance to J. & W. Seligman & Co. Incorporated (the “Manager”) of 4,200 shares of Common Stock at a cost of $100,275.

Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to use leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. The costs of issuing preferred shares and/or a borrowing program would be borne by Common Stockholders and consequently would result in a reduction of net asset value of shares of Common Stock.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

Notes to Financial Statements (unaudited)

b.	Foreign Securities — Investments in foreign securities are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in foreign securities will be traded primarily in foreign currencies, and the Fund may temporarily hold funds in foreign currencies. The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The Fund’s net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Such fluctuations are included in net realized and unrealized gain or loss from investments and foreign currency transactions.

c.	Forward Currency Contracts — The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency transactions. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss on investments and foreign currency transactions.

d.	Taxes — There is no provision for federal income tax. The Fund will elect to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.” FIN 48 requires the Fund to recognize in its financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the period ended June 30, 2007.

e.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Distributions received from the Fund’s investments are initially recorded as dividend income as

Notes to Financial Statements (unaudited)

reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

f.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

g.	Distributions to Stockholders — Dividends and other distributions to stockholders are recorded on ex-dividend dates.

h.	Offering and Organizational Costs — The Manager has agreed to pay the Fund’s offering expenses (other than sales load but inclusive of reimbursement of underwriter expenses of $0.005 per share) that exceed $0.05 per share of Common Stock. The Manager also has agreed to bear all organizational costs of the Fund, estimated at approximately $53,250. The Fund’s share of offering costs were recorded within paid-in capital as a reduction of the proceeds from the issuance of shares of Common Stock upon the commencement of Fund operations.

3.	Dividend Investment Plan — The Fund, in connection with its Dividend Investment Plan (the “Plan”), acquires and issues shares of its own Common Stock, as needed, to satisfy Plan requirements. For the period ended June 30, 2007, the Fund did not acquire or issue shares for the Plan. The Fund may make additional purchases of its Common Stock in the open market and elsewhere at such prices and in such amounts as the Board may deem advisable. No such additional purchases were made during the period ended June 30, 2007.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. In respect of the Fund, the Manager receives a fee, calculated daily and payable monthly, equal to 0.98% per annum of the Fund’s average daily net assets. LaSalle Investment Management (Securities), L.P. and LaSalle Investment Management Securities B.V. (the “Subadvisers”) subadvise the Fund and are responsible for furnishing investment advice, research, and assistance with respect to the Fund’s investments. Under the sub-advisory agreement, the Manager pays the Subadvisers 0.49% per annum of the Fund’s average daily net assets.

Certain officers and directors of the Fund are officers or directors of the Manager.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. At June 30, 2007, the cost of such fees and earning/loss accrued thereon of $102 is included in directors’ fees and expenses. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short- term investments, for the period ended June 30, 2007, amounted to $241,119,647 and $30,271,947, respectively.

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for

Notes to Financial Statements (unaudited)

financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the period ended June 30, 2007, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2007, the tax basis cost of investments for federal income tax purposes was $209,730,021. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $561,357.

The tax basis components of accumulated earnings/losses at June 30, 2007 are as follows:

Gross unrealized appreciation of portfolio securities*	$370,601
Gross unrealized depreciation of portfolio securities*	(17,656,007)
Net unrealized depreciation of portfolio securities*	(17,285,406)
Undistributed net investment income	1,109,038
Accumulated net realized loss	(1,907,679)
Total accumulated losses	$(18,084,047)

*	Includes the effect of foreign currency translations.

7.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman LaSalle International Real Estate Fund, Inc., which was not yet in existence).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC

Notes to Financial Statements (unaudited)

indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor, and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

8.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Fund’s financial statements.

Financial Highlights (unaudited)

The Fund’s financial highlights are presented below. Per share operating performance data is designed to allow investors to trace the operating performance from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, based on average shares outstanding during the period.

Total investment return measures the Fund’s performance assuming that investors purchased Fund shares at market price or net asset value as of the beginning of the period, reinvested all your dividends and capital gain distributions, if any, and then sold their shares at the closing market price or net asset value on the last day of the period. The computations do not reflect any sales commissions investors may incur in purchasing or selling Fund shares and taxes investors may incur on distributions or on the sale of Fund shares. Total investment returns are not annualized for periods of less than one year.

	May 30, 2007* to June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$23.88	**
Income (Loss) from Investment Operations:
Net investment income	0.12
Net realized and unrealized loss on investments and foreign currency transactions	(2.16)
Total from Investment Operations	(2.04)
Offering costs	(0.05)
Net Asset Value, End of Period	$21.79
Market Value, End of Period	$25.00
Total Investment Return:
Based on market price	—	ø
Based on net asset value	(8.73)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$194,059
Ratio of expenses to average net assets	1.17	%†
Ratio of net investment income to average net assets	6.27	%†
Portfolio turnover rate	15.80%

*	Commencement of operations.
**	Net asset value, beginning of period, of $23.875 reflects a deduction of $1.125 per share sales charge from the initial offering price of $25.00 per share.
ø	Based upon initial offering price of $25.00 per share.
†	Annualized.
See Notes to Financial Statements.

Dividend Investment Plan

Pursuant to the Fund’s Dividend Investment Plan (the “Plan”), unless a Common Stockholder elects otherwise, all cash dividends, distributions of capital gains, and other distributions are automatically reinvested in additional shares of Common Stock of the Fund. Common Stockholders who elect not to participate in the Plan (including those whose intermediaries do not permit participation in the Plan by their customers) will receive all dividends and distributions payable in cash directly to the Common Stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by American Stock Transfer & Trust Company, as dividend disbursing agent. Common Stockholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains or other distributions in cash by sending written instructions to American Stock Transfer & Trust Company, at the address set forth below. Participation in the Plan may be terminated or resumed at any time without penalty by written notice if received by American Stock Transfer & Trust Company prior to the record date for the next distribution. If such notice is received after such record date, such termination or resumption will be effective with respect to any subsequently declared distribution.

Under the Plan, Common Stockholders receive shares in lieu of cash distributions unless they have elected otherwise as indicated in the preceding paragraph. For all distributions, such shares will be issued in lieu of cash by the Fund from previously authorized but unissued shares of Common Stock. If the market price of a share on the ex-dividend date of such a distribution is at or above the Fund’s net asset value per share on such date, the number of shares to be issued by the Fund to each Common Stockholder receiving shares in lieu of cash distributions will be determined by dividing the amount of the cash distribution to which such Common Stockholder would be entitled by the greater of the net asset value per share on such date or 95% of the market price of a share on such date. If the market price of a share on such an ex-dividend date is below the net asset value per share, the number of shares to be issued to such Common Stockholders will be determined by dividing such amount by the per share market price. Market price on any day means the closing price for the Common Stock at the close of regular trading on the New York Stock Exchange on such day or, if such day is not a day on which the Common Stock trades, the closing price for the Common Stock at the close of regular trading on the immediately preceding day on which trading occurs.

Common Stockholders who hold their shares in the name of a broker or other nominee should contact such broker or other nominee to discuss the extent to which such nominee will permit their participation in the Plan. The Fund will administer the Plan on the basis of the number of shares certified from time to time by nominees as representing the total amount of shares held through such nominees by beneficial Common Stockholders who are participating in such Plan and by delivering shares on behalf of such beneficial Common Stockholders to the nominees’ accounts at The Depository Trust Company.

American Stock Transfer & Trust Company will maintain all Common Stockholders’ accounts in the Plan not held by The Depository Trust Company and furnish written confirmation of all transactions in the account, including information needed by Common Stockholders for tax records. Shares in the account of each Plan participant will be held in non-certificated form in the name of the participant, and each Common Stockholder’s proxy will include those shares purchased or received pursuant to the Plan.

Dividend Investment Plan

The Fund currently intends to make open market purchases of its Common Stock from time to time, when the Fund is trading at a discount to net asset value, in an amount approximately sufficient to offset the growth in the number of its shares of Common Stock attributable to the reinvestment of the portion of its distributions to Common Stockholders that are attributable to distributions received from portfolio investments less Fund expenses.

The Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such distribution. There are no service or brokerage charges to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable to the Fund by the participants. The Fund also reserves the right to amend the Plan to provide for payment of brokerage fees by Plan participants in the event the Plan is changed to provide for open market purchases of Common Stock on behalf of Plan participants. All correspondence concerning the Plan should be directed to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038.

Board of Directors

Maureen Fonseca 3

- Head of School, The Master School
- Trustee, Newark Academy, New York State Association of Independent Schools, and Greens Farms Academy
- Commissioner, Middle States Association

John R. Galvin 1, 3

- Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
- Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

- Retired President and Chief Executive Officer of Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

- Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation
- Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

- Attorney
- Trustee, The Geraldine R. Dodge Foundation

William C. Morris

- Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.
- Director, Seligman Data Corp.
- President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

- Counsel, Lewis & Munday, P.C.
- Director, Vibration Control Technologies, LLC
- Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
- Director and Chairman, Highland Park Michigan Economic Development Corp.
- Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

- Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

- Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
- Director, CommScope, Inc.

Brian T. Zino

- Director and President, J. & W. Seligman & Co. Incorporated
- Director, Seligman Advisors, Inc. and Seligman Services, Inc.
- Chairman, Seligman Data Corp.

Member: 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

19

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

20

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Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 874-1092 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll-free (800) 874-1092 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Transfer Agent and Registrar

Prior to the initial public offering of the Fund, the Fund’s Board of Directors approved, on a temporary basis, American Stock Transfer & Trust Company (“AST”) as transfer agent and registrar for the Fund. On July 19, 2007, after due consideration by the Fund’s Board of the services provided by AST and the costs associated with such services, the Board approved the continued use of AST as transfer agent and registrar for the Fund.

In addition to acting as transfer agent and registrar for the Fund, AST will also act as dividend disbursing agent, dividend paying agent, and stockholder servicing agent. Seligman Data Corp., which was named in the Fund’s prospectus as stockholder servicing agent and dividend paying agent, will not be providing any such services to the Fund.

This report is intended for the information of stockholders who have received the offering prospectus covering shares of Seligman LaSalle International Real Estate Fund, Inc., which contains information about investment objectives, risks, management fees and other costs. The prospectus should be read carefully before investing.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectus or statement of additional information.

END OF MID-YEAR REPORT

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2007

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.